Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related-party Transactions
Schedule of transactions between related parties	Sales and accounts receivable

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Sales of goods
Other related parties	$-	-	125

	December 31,
	2020	2021

	(in thousands)
Accounts receivable
Other related parties	$-	71
Purchase and accounts payable

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Purchase of raw materials
CMMT	$-	663	3,469
Other related parties	-	26	63
	$-	689	3,532

	December 31,
	2020	2021

	(in thousands)
Accounts payable
CMMT	$1,530	233
Other related parties	38	32
	$1,568	265

Others

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Revenue from miscellaneous service
Associates	$-	-	63
Other related parties	-	-	3
	$-	-	66

Technical service fee
Viewsil	$1,800	1,400	1,400

Miscellaneous fee
CMMT	$-	84	791
Associates	-	-	4
	$-	84	795

	December 31,
	2020	2021

	(in thousands)
Other receivable
Associates	$-	14
Other related parties	-	3
	$-	17

Other payable
Viewsil	$2,480	1,400
Other related parties	92	241
	$2,572	1,641

Schedule of compensation to key management personnel

The compensation to key management personnel for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Short-term employee benefits	$822	884	1,068
Post-employment benefits	7	9	12
Share-based compensation	14	41	671
	$843	934	1,751